Note 32 - Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of dividends paid [text block]
	2019	2018	2017

Dividends paid to owners of the Company (Excluding NCI)	2,968	2,908	2,904